CONSOLIDATED BALANCE SHEETS (USD $)	Feb. 28, 2014	Aug. 31, 2013	Aug. 31, 2012
Current
Cash and cash equivalents	$ 970,316	$ 1,341	$ 13,692
Owned securities	3,750	3,750	7,500
Accounts receivable	38,360	10,268	56,724
Prepaid expenses and deposit	58,396	6,913	10,731
Assets held for sale	0	32,197	0
Total current assets	1,070,822	54,469	88,647
Non-Current
Long term investments - GSWPS		0	100,697
Oil and Gas Asset (Note7)	4,000	0
Mineral Property		0	291,843
Medical Marijuana Assets	4,107,628	0
Total Assets	5,182,450	54,469	481,187
Current
Accounts payable	285,851	354,928	126,770
Short Term Loan- related party	0	47,380	50,045
Due to related parties	135,672	123,610	187,808
Total Current Liabilities	421,523	525,918	364,623
Warrants Liability		0	9,789
Total Liabilities	421,523	525,918	374,412
STOCKHOLDERS' EQUITY
Share capital Authorized: 200,000,000 common shares with a par value of $0.001 per share Issued and outstanding: 80,731,262 common shares at February 28, 2014 and August 31,2013: 30,314,415	80,731	30,314	27,828
Additional paid-in capital	11,277,067	5,622,895	5,472,701
Deficit accumulated during the exploration stage	(6,596,871)	(6,124,658)	(5,393,754)
Total Stockholders' Equity	4,760,927	(471,449)	106,775
Total Liabilities and Stockholders' Equity	$ 5,182,450	$ 54,469	$ 481,187